UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -------------


Check here if Amendment [  ]: Amendment Number:
                                                ------------------

This Amendment (Check only one):    |_|  is a restatement
                                    |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:       Chesapeake Partners Management Co., Inc.
Address:    2800 Quarry Lake Drive
            Suite 300
            Baltimore, Maryland 21209


Form 13F File Number: 28-4120
                     -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark D. Lerner
Title:            Vice President
Phone:            410-602-0195

Signature, Place and Date of Signing:


     /s/ Mark D. Lerner             Baltimore, Maryland      August 14, 2008
------------------------------      -------------------      ---------------
          [Signature]                  [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                       -----------------------

Form 13F Information Table Entry Total:                           85
                                                       -----------------------

Form 13F Information Table Value Total:                       $1,820,936
                                                       -----------------------

                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      None



                                              CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                              FORM 13F
                                                     QUARTER ENDED JUNE 30, 2008


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                                                            Value      SH/PRN                             Other
           Issuer              Class            CUSIP      (x$1000)      AMT   SH/PRN PUT/CALL Inv Discr  Mgr    SOLE    SHARED NONE
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
3COM CORP                      COM              885535104   16,532   7,798,023    SH               SOLE        7,798,023
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AFFILIATED COMPUTER SERVICES   CL A             008190100   11,311     211,469    SH               SOLE          211,469
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEMS          COM              018581108   31,165     551,100    SH               SOLE          551,100
------------------------------------------------------------------------------------------------------------------------------------
ALLIS CHALMERS ENERGY INC      COM PAR $.01NW   019645506    1,853     104,084    SH               SOLE          104,084
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO            COM              025816109    7,980     211,831    SH               SOLE          211,831
------------------------------------------------------------------------------------------------------------------------------------
AMERISTAR CASINOS INC          COM              03070Q101    1,898     137,309    SH               SOLE          137,309
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC         COM              035229103   41,317     665,108    SH     CALL      SOLE          665,108
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC         COM              035229103    3,106      50,000    SH               SOLE           50,000
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP                   COM AP BIO GRP   038020103    6,696     200,000    SH               SOLE          200,000
------------------------------------------------------------------------------------------------------------------------------------
AXCELIS TECHNOLOGIES INC       COM              054540109   14,244   2,918,827    SH               SOLE        2,918,827
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION    COM              060505104   10,784     451,800    SH               SOLE          451,800
------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS PLC                   ADR              06738E204   15,048     650,000    SH               SOLE          650,000
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BCE INC                        COM NEW          05534B760   86,830   2,494,400    SH               SOLE        2,494,400
------------------------------------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC                COM              09062X103   35,122     628,417    SH               SOLE          628,417
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK INC                  COM              09247X101    4,425      25,000    SH               SOLE           25,000
------------------------------------------------------------------------------------------------------------------------------------
BRINKS CO                      COM              109696104   64,717     989,261    SH               SOLE          989,261
------------------------------------------------------------------------------------------------------------------------------------
BRONCO DRILLING CO             COM              112211107    2,529     137,600    SH               SOLE          137,600
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109   12,515     553,751    SH               SOLE          553,751
------------------------------------------------------------------------------------------------------------------------------------
CHOICEPOINT INC                COM              170388102   22,916     475,432    SH               SOLE          475,432
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CISCO SYS INC                  COM              17275R102   46,520   2,000,000    SH     CALL      SOLE        2,000,000
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                  COM              172967101   11,900     710,000    SH               SOLE          710,000
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                  COM              172967101    8,380     500,000    SH     CALL      SOLE          500,000
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS   COM              184502102  147,101   4,179,007    SH               SOLE        4,179,007
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS   COM              184502102   29,920     850,000    SH     CALL      SOLE          850,000
------------------------------------------------------------------------------------------------------------------------------------
CLEARWIRE CORP                 CL A             185385309   21,223   1,637,610    SH               SOLE        1,637,610
------------------------------------------------------------------------------------------------------------------------------------
CORN PRODS INTL INC            COM              219023108   20,872     425,000    SH               SOLE          425,000
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXPRESS NV           SPON ADR         21989G105      719      50,000    SH               SOLE           50,000
------------------------------------------------------------------------------------------------------------------------------------
DG FASTCHANNEL INC             COM              23326R109    3,050     176,832    SH               SOLE          176,832
------------------------------------------------------------------------------------------------------------------------------------
DIEBOLD INC                    COM              253651103   27,212     764,800    SH               SOLE          764,800
------------------------------------------------------------------------------------------------------------------------------------
DIGIMARC CORP                  COM              253807101    4,547     321,151    SH               SOLE          321,151
------------------------------------------------------------------------------------------------------------------------------------
DIME BANRCORP INC NEW          *W EXP99/99/999  25429Q110      476   1,615,000    SH               SOLE        1,615,000
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DR PEPPER SNAPPLE GROUP        COM              26138E109    9,854     469,700    SH               SOLE          469,700
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DSW INC                        CL A             23334L102    7,946     674,565    SH               SOLE          674,565
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ELECTRONIC DATA SYS NEW        COM              285661104   45,540   1,848,200    SH               SOLE        1,848,200
------------------------------------------------------------------------------------------------------------------------------------
ELIXIR GAMING TECHNOLOGIES I   COM              28661G105    3,414   2,845,400    SH               SOLE        2,845,400
------------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMUNICATIONS CORP      CL A             291525103    5,663   2,247,065    SH               SOLE        2,247,065
------------------------------------------------------------------------------------------------------------------------------------
ENCORE ACQUISITION CO          COM              29255W100   20,338     270,484    SH               SOLE          270,484
------------------------------------------------------------------------------------------------------------------------------------
ENLIVEN MARKETING TECH CORP    COM              293361101    6,581   7,834,536    SH               SOLE        7,834,536
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN          COM              313586109    1,760      90,200    SH               SOLE           90,200
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GENTEK INC                     COM NEW          37245X203   27,101   1,007,839    SH               SOLE        1,007,839
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HILB ROGAL & HOBBS CO          COM              431294107   10,839     249,400    SH               SOLE          249,400
------------------------------------------------------------------------------------------------------------------------------------
HLTH CORPORATION               COM              40422Y101   13,166   1,163,086    SH               SOLE        1,163,086
------------------------------------------------------------------------------------------------------------------------------------
HOLOGIC INC                    COM              436440101   29,260   1,342,183    SH               SOLE        1,342,183
------------------------------------------------------------------------------------------------------------------------------------
HORIZON LINES INC              COM              44044K101    2,708     272,173    SH               SOLE          272,173
------------------------------------------------------------------------------------------------------------------------------------
IAC INTERACTIVECORP            COM NEW          44919P300      964      50,000    SH               SOLE           50,000
------------------------------------------------------------------------------------------------------------------------------------
JO-ANN STORES INC              COM              47758P307    6,699     290,864    SH               SOLE          290,864
------------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE & CO           COM              46625H100   23,166     675,199    SH               SOLE          675,199
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JP MORGAN CHASE & CO           COM              46625H100   17,155     500,000    SH     CALL      SOLE          500,000
------------------------------------------------------------------------------------------------------------------------------------
L-1 IDENTITY SOLUTIONS         COM              50212A106   18,073   1,356,856    SH               SOLE        1,356,856
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC                 COM              524901105   25,407     583,137    SH               SOLE          583,137
------------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS INC     CL B             53220K207    5,521   2,123,500    SH               SOLE        2,123,500
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MGM MIRAGE                     COM              552953101    9,028     266,391    SH               SOLE          266,391
------------------------------------------------------------------------------------------------------------------------------------
MTR GAMING GROUP INC           COM              553769100    6,178   1,295,084    SH               SOLE        1,295,084
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP             COM              635405103    3,225     676,000    SH               SOLE          676,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE FINL SVCS INC       CL A             638612101   11,133     231,890    SH               SOLE          231,890
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NAVTEQ CORP                    COM              63936L100  100,796   1,309,033    SH               SOLE        1,309,033
------------------------------------------------------------------------------------------------------------------------------------
NYMEX HOLDINGS INC             COM              62948N104   42,371     501,556    SH               SOLE          501,556
------------------------------------------------------------------------------------------------------------------------------------
OCWEN FINL CORP                COM NEW          675746309    6,020   1,294,654    SH               SOLE        1,294,654
------------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107    8,627     198,600    SH               SOLE          198,600
------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                COM              745867101    1,282     133,110    SH               SOLE          133,110
------------------------------------------------------------------------------------------------------------------------------------
RADIAN GROUP INC               COM              750236101      544     375,088    SH               SOLE          375,088
------------------------------------------------------------------------------------------------------------------------------------
RIVIERA HLDGS CORP             COM              769627100    4,193     413,112    SH               SOLE          413,112
------------------------------------------------------------------------------------------------------------------------------------
RURAL CELLULAR CORP            CL A             781904107   15,604     350,564    SH               SOLE          350,564
------------------------------------------------------------------------------------------------------------------------------------
SAKS INC                       COM              79377W108   15,405   1,403,003    SH               SOLE        1,403,003
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                       COM              78442P106   75,802   3,917,427    SH               SOLE        3,917,427
------------------------------------------------------------------------------------------------------------------------------------
SOTHEBYS                       COM              835898107    4,710     178,600    SH               SOLE          178,600
------------------------------------------------------------------------------------------------------------------------------------
SOURCEFIRE INC                 COM              83616T108    8,930   1,155,229    SH               SOLE        1,155,229
------------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888   15,740     958,000    SH               SOLE          958,000
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SPDR TR                        UNIT SER 1       78462F103  127,980   1,000,000    SH     PUT       SOLE        1,000,000
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STEINWAY MUSICAL INSTRS INC    COM              858495104    5,045     191,100    SH               SOLE          191,100
------------------------------------------------------------------------------------------------------------------------------------
SUNRISE SENIOR LIVING INC      COM              86768K106   17,254     767,512    SH               SOLE          767,512
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TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109   63,298   2,475,495    SH               SOLE        2,475,495
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TEMPUR PEDIC INTL INC          COM              88023U101    4,002     512,417    SH               SOLE          512,417
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TEXAS INDS INC                 COM              882491103   10,216     182,005    SH               SOLE          182,005
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THERAVANCE INC                 COM              88338T104   48,994   4,127,589    SH               SOLE        4,127,589
------------------------------------------------------------------------------------------------------------------------------------
THIRD WAVE TECHNOLOGIES INC    COM              88428W108    3,389     303,700    SH               SOLE          303,700
------------------------------------------------------------------------------------------------------------------------------------
UNITED RENTALS INC             COM              911363109    3,040     155,000    SH               SOLE          155,000
------------------------------------------------------------------------------------------------------------------------------------
U S G CORP                     COM NEW          903293405   52,095   1,761,767    SH               SOLE        1,761,767
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VIRGIN MEDIA INC               COM              92769L101   35,594   2,615,262    SH               SOLE        2,615,262
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W-H ENERGY SVCS INC            COM              92925E108   23,900     249,631    SH               SOLE          249,631
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WRIGLEY WM JR CO               COM              982526105   33,988     436,981    SH               SOLE          436,981
------------------------------------------------------------------------------------------------------------------------------------
WYNDHAM WORLDWIDE CORP         COM              98310W108   10,102     564,035    SH               SOLE          564,035
------------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO HLDS INC    CL A             983759101    2,571     327,943    SH               SOLE          327,943
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                      COM              984332106   46,721   2,261,404    SH               SOLE        2,261,404
------------------------------------------------------------------------------------------------------------------------------------
YAMANA GOLD INC                COM              98462Y100    9,096     549,946    SH               SOLE          549,946
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